CONSOLIDATED BALANCE SHEET - USD ($)	Sep. 30, 2020	May 01, 2020
Current assets:
Cash	$ 1,002,785	$ 25,000
Prepaid expenses	285,083
Total current assets	1,287,868	25,000
Investments held in Trust Account	230,075,599
Deferred offering costs associated with the proposed public offering		61,500
Total Assets	231,363,467	86,500
Current liabilities:
Accounts payable	15,238
Accrued expenses	1,155,999	64,000
Franchise tax payable	90,548
Notes payable - related party	75,000
Total current liabilities	1,336,785	64,000
Deferred underwriting commissions	8,050,000
Total liabilities	9,386,785
Commitments and Contingencies
Class A common stock, $0.0001 par value; 21,697,668 shares subject to possible redemption at $10.00 per share	216,976,680
Stockholders' Equity:
Preferred stock, par value $0.0001 per share; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	6,524,748	24,425
Accumulated deficit	(1,525,451)	(2,500)
Total stockholders' equity	5,000,002	22,500
Total Liabilities and Stockholders' Equity	231,363,467	86,500
Class A Common Stock
Stockholders' Equity:
Ordinary shares value	130
Total stockholders' equity	130
Class B Common Stock
Stockholders' Equity:
Ordinary shares value	575	575	[1],[2]
Total stockholders' equity	$ 575	$ 575

[1]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.